Redeemable Convertible Preferred Stock - Narrative (Details)		1 Months Ended																			11 Months Ended	12 Months Ended
	Jun. 27, 2012	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2012 USD ($) $ / shares shares	May 31, 2011 USD ($) $ / shares shares	Apr. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Jul. 07, 2020 shares
Temporary Equity [Line Items]
Issuance costs																					$ 671,828
Number of warrants to purchase shares issued | shares																								7,520,000
Series A-5
Temporary Equity [Line Items]
Share issuance price | $ / shares																$ 12.41
Gelesis
Temporary Equity [Line Items]
Convertible shares | shares									409,574
Issuance costs																						$ 0	$ 329,000
Percentage of non-cumulative dividend payable	8
Other income, net																						$ 781,000	$ 6,000,000
Number of warrants to purchase shares issued | shares																					522,009	522,009	522,009
Stock issued, shares conversion of convertible securities | shares																						0
Conversion price of debt securities | $ / shares																						$ 17.27
Income (loss) on fair value of tranche rights																							$ 256,000
Proceeds from IPO																						$ 50,000,000.0
Gelesis | LLC Common Warrants
Temporary Equity [Line Items]
Fair value of common stock																	$ 100,000
Gelesis | Series A4 warrants
Temporary Equity [Line Items]
Fair value of warrant																	$ 1,700,000
Gelesis | Series A-1
Temporary Equity [Line Items]
Convertible shares | shares																				1,636,971	1,636,971	1,689,193	1,636,971
Shares issued on Conversion of debt | shares		52,222																		1,636,971
Exercise of warrants		$ 900,000
Outstanding Principal and Interest																				$ 3,200,000
Deferred Interest																				$ 400,000
Share issuance price | $ / shares																				$ 4.44
Fair Value of debt																				$ 3,200,000
Number of warrants to purchase shares issued | shares																					74,784		74,784
Preferred stock liquidation preference per share | $ / shares																						$ 4.44
Gelesis | Series A-2
Temporary Equity [Line Items]
Convertible shares | shares																			409,440		1,161,254	1,161,254	1,161,254
Outstanding Principal and Interest																			$ 700,000
Share issuance price | $ / shares																			$ 2.61
Gross proceeds from issuance of Convertible shares																			$ 1,100,000
Fair Value of debt																			$ 700,000
Preferred stock liquidation preference per share | $ / shares																						$ 2.61
Gelesis | Series A-2 | Convertible notes issued in 2011
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																			284,249
Conversion of convertible promissory notes and accrued interest into redeemable convertible preferred stock																			$ 600,000
Conversion price of preferred stock | $ / shares																			$ 1.96
Gross proceeds from issuance of Convertible shares																			$ 700,000
Gelesis | Series A-2 | 2008 Loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																			191,625
Deferred Interest																			$ 500,000
Share issuance price | $ / shares																			$ 2.61
Gelesis | Series A-2 | Pure Tech
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																			275,940
Gelesis | Series A-3
Temporary Equity [Line Items]
Convertible shares | shares																		1,017,648			1,492,685	1,730,874	1,492,685
Exercise of warrants			$ 3,000,000.0
Share issuance price | $ / shares																		$ 3.00
Gross proceeds from issuance of Convertible shares																		$ 3,100,000
Issuance costs																		$ 10,000
Number of warrants to purchase shares issued | shares			238,189																		238,189		238,189
Preferred stock liquidation preference per share | $ / shares																						$ 3.00
Gelesis | Series A-3 | Promissory note issued in 2012
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		219,792
Outstanding Principal and Interest																		$ 700,000
Fair Value of debt																		$ 700,000
Gelesis | Series A-3 | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		255,245
Outstanding Principal and Interest																		$ 700,000
Conversion price of preferred stock | $ / shares																		$ 2.85
Fair Value of debt																		$ 700,000
Gelesis | Series A-4
Temporary Equity [Line Items]
Convertible shares | shares																					1,450,529	1,450,529	1,450,529
Number of Common shares issued per unit | shares																	1,439,352
Gross proceeds from issuance of Convertible shares																	$ 4,300,000
Issuance costs																	11,000,000
Fair value of common stock																	$ 2,500,000
Number of warrants to purchase shares issued | shares																					708,493	708,493	708,493
Preferred stock liquidation preference per share | $ / shares																						$ 3.77
Gelesis | Series A-4 | LLC Common Warrants
Temporary Equity [Line Items]
Share issuance price | $ / shares																	$ 3.00
Percentage of purchase of one Share of common stock																	50
Gelesis | Series A-4 | Series A4 warrants
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares				11,177
Percentage of purchase of one Share of common stock																	50
Fair value of warrant				$ 100,000
Gelesis | Series A-5
Temporary Equity [Line Items]
Convertible shares | shares															33,949	1,450,265					1,977,114	1,977,114	1,977,114
Shares issued on Conversion of debt | shares																492,900
Outstanding Principal and Interest																$ 4,300,000
Share issuance price | $ / shares															$ 12.41
Conversion price of preferred stock | $ / shares																$ 8.69
Gross proceeds from issuance of Convertible shares															$ 400,000	$ 18,000,000.0
Fair Value of debt																4,300,000
Issuance costs																$ 100,000
Preferred stock liquidation preference per share | $ / shares																						$ 12.41
Gelesis | Series Growth
Temporary Equity [Line Items]
Convertible shares | shares														2,538,274							2,538,274	2,538,274	2,538,274
Share issuance price | $ / shares														$ 12.41
Gross proceeds from issuance of Convertible shares														$ 31,500,000
Issuance costs														$ 100,000
Preferred stock liquidation preference per share | $ / shares																						$ 12.41
Gelesis | Series 2 Growth
Temporary Equity [Line Items]
Convertible shares | shares													1,561,280								2,370,803	2,370,803	2,370,803
Share issuance price | $ / shares													$ 12.81
Number of Convertible shares issued per unit | shares												9,269
Gross proceeds from issuance of Convertible shares									$ 5,200,000			$ 100,000	$ 10,000,000.0
Issuance costs									$ 0			$ 6,000,000	$ 200,000
Preferred stock liquidation preference per share | $ / shares																						$ 12.81
Gelesis | Series 2 Growth Tranche Rights
Temporary Equity [Line Items]
Convertible shares | shares									390,320	390,320	390,320
Fair value of tranche rights									$ 5,000,000.0
Gelesis | Series 2 Growth Initial Purchasers
Temporary Equity [Line Items]
Convertible shares | shares													780,640
Gross proceeds from issuance of Convertible shares										$ 5,000,000.0	$ 5,000,000.0		$ 20,000,000.0
Gelesis | Series 2 Growth Subsequent Purchasers
Temporary Equity [Line Items]
Issuance costs										$ 0	$ 7,000,000
Gelesis | Series 3 Growth
Temporary Equity [Line Items]
Convertible shares | shares					868,558	1,158,077	818,990														5,818,895	5,818,895	5,818,895
Share issuance price | $ / shares								$ 17.27
Number of Convertible shares issued per unit | shares								2,269,831
Gross proceeds from issuance of Convertible shares					$ 15,000,000.0	$ 20,000,000.0	$ 14,100,000	$ 39,200,000
Issuance costs					$ 100,000	$ 200,000	$ 26,000,000	$ 300,000
Stock issued, shares conversion of convertible securities | shares							775,911	775,911
Proceeds from convertible debt								$ 13,400,000
Fair value of Preferred Stock price Per Share | $ / shares								$ 17.09
Fair value of tranche rights							$ 100,000
Income (loss) on settlement of remaining tranche rights							$ 300,000
Preferred stock liquidation preference per share | $ / shares																						$ 17.27
Gelesis | Series 4 Growth
Temporary Equity [Line Items]
Preferred stock liquidation preference per share | $ / shares																						$ 20.72
Gelesis | Common Stock
Temporary Equity [Line Items]
Fair value of common stock																	$ 100,000